Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Schedule of Long-Term Debt

Our long-term debt consisted of the following (dollars in thousands):

	September 30, 2014	December 31, 2013
Term note to bank due December 15, 2018(1)	$—	$11,963
Construction note to bank(2)	—	9,127
Term note to bank due June 1, 2021(3)	27,186	—
Note to related party due April 3, 2017(4)	—	46,193
Note to related party due April 3, 2022(5)	—	18,807
Less: Unamortized debt discounts	—	(4,125)

Total long-term debt (including current portion)	27,186	81,965
Less: Current portion	(845)	(9,545)

Total long-term debt, net	$26,341	$72,420

(1)	In March 2013, we entered into a construction loan agreement for the construction of a second building at our corporate headquarters with Kirkpatrick Bank due May 1, 2015, which allowed for a maximum principal amount of $12.3 million (the “2013 Construction Loan”). The 2013 Construction Loan was secured by a first mortgage covering the second headquarters building and a first lien security interest in certain personal property relating to the second headquarters building. Under the 2013 Construction Loan, interest accrued monthly at the Wall Street Journal U.S. Prime Rate plus 0.5%, adjusted monthly, subject to a minimum interest rate of 4.0% per annum. Interest on the 2013 Construction Loan was payable monthly on the first day of each month. The 2013 Construction Loan, along with the 2011 Consolidated Loan, was converted into a term loan in July 2013 (the “2013 Term Loan”).

In November 2013, we entered into a loan agreement for the purchase of approximately 18.3 acres for future expansion at our headquarters with Kirkpatrick Bank, which allowed for a maximum principal amount of $3.0 million (“2013 Land Loan”). Under the 2013 Land Loan, interest accrued monthly at the Wall Street Journal U.S. Prime Rate plus 0.5%, adjusted monthly, subject to a minimum interest rate of 4.0% per annum.

In December 2013, we consolidated the 2013 Term Loan and the 2013 Land Loan (“2013 Consolidated Loan”) under a modification agreement that increased the combined maximum principal amount of the 2013 Consolidated Loan to $14.6 million. The 2013 Consolidated Loan was secured by a first mortgage covering all of the second headquarters building and a first lien security interest in certain personal property relating to the second headquarters building. Under the 2013 Consolidated Loan, interest accrued monthly at the Wall Street Journal U.S. Prime rate plus 0.5%, adjusted monthly, subject to a minimum interest rate of 4.0% per annum. In the second quarter of 2014, the 2013 Consolidated Loan was consolidated into the 2021 Consolidated Loan.

The 2011 Consolidated Loan and the 2013 Consolidated Loan were subject to certain financial covenants, as defined in the applicable agreement, including maintaining a debt coverage ratio of EBITDA to indebtedness (defined as current maturities of long-term debt, interest expense and distributions) of greater than 1.5 to 1.0. As of December 31, 2013, we were not in compliance with the financial covenant related to the debt coverage ratio. We obtained a letter of waiver from the lender that excluded this item from the calculation as of December 31, 2013 and which remains in effect through April 30, 2015.

(2)	In December 2011, we consolidated pre-existing construction loans for the construction of a new corporate headquarters, processing center and gymnasium into a term note (the “2011 Consolidated Loan”). Under the 2011 Consolidated Loan, principal and interest were payable monthly based on a 20 year amortization rate of 5.0%. The 2011 Consolidated Loan was collateralized by a first mortgage covering our original corporate headquarters building and was secured by a first lien security interest in certain personal property relating to our original corporate headquarters building. In the second quarter of 2014, the 2011 Consolidated Loan was consolidated into the 2021 Consolidated Loan. See Note (3) below for the definition of, and more information about, the 2021 Consolidated Loan.

(3)	At September 30, 2014, our outstanding indebtedness consisted of a term note under a Loan Agreement (the “2021 Consolidated Loan”) with an outstanding principal balance of $27.2 million as of September 30, 2014. In June 2014, we consolidated outstanding amounts under the 2011 Consolidated Loan and 2013 Consolidated Loan into the 2021 Consolidated Loan under a modification agreement. The 2021 Consolidated Loan is due to Kirkpatrick Bank and matures on May 30, 2021. Under the 2021 Consolidated Loan, interest is payable monthly and accrues at a fixed rate of 4.75% per annum. The 2021 Consolidated Loan is secured by a mortgage covering our headquarters buildings and certain personal property relating to our headquarters buildings.

The 2021 Consolidated Loan includes certain financial covenants, including maintaining a debt coverage ratio of EBITDA to indebtedness (defined as current maturities of long-term debt, interest expense and distributions), as defined in the applicable agreement, of greater than 1.5 to 1.0. We were in compliance with the financial covenant related to the debt coverage ratio as of September 30, 2014.

(4)	In April 2014, we paid off the balance of the 2017 Note that was issued by WCAS Holdings and was payable to Welsh, Carson, Anderson & Stowe X, L.P., a related party (“WCAS X”) with proceeds from our IPO. The 2017 Note accrued interest at a rate of 14% per annum. As of December 31, 2013, the outstanding principal balance of the 2017 Note was $46.2 million.

(5)	In April 2014, we paid off the balance of the 10% Senior Note due 2022 (the “2022 Note”) with WCAS Capital Partners IV, L.P., a related party (“WCAS CP IV”) with proceeds from our IPO and from existing cash. The 2022 Note accrued interest at a rate of 10% per annum. As of December 31, 2013, the outstanding principal amount of the 2022 Note was $18.8 million. The 2022 Note was issued at a discount of $2.4 million. The total unamortized discount related to this note was $4.1 million. As of December 31, 2013, in conjunction with the payoff of this note, we wrote off the remaining unamortized discount of $0.5 million.

Our long-term debt consisted of the following (dollars in thousands):

	December 31, 2013	December 31, 2012
Term note to bank due December 15, 2018(1)(3)	$11,963	$12,360
Construction note to bank(2)(3)	9,127	1,750
Note to related party due April 3, 2017(4)	46,193	46,193
Note to related party due April 3, 2022(5)	18,807	18,807
Less: Unamortized debt discounts	(4,125)	(4,367)

Total long-term debt (including current portion)	81,965	74,743
Less: Current portion	(9,545)	(2,151)

Total long-term debt, net	$72,420	$72,592

(1)	In December 2011, we consolidated pre-existing construction loans for the construction of a new corporate headquarters, processing center and gymnasium into a term note. As of December 31, 2013 and 2012, we had a term note with an outstanding principal amount of $12.0 million and $12.4 million, respectively, from Kirkpatrick Bank, due December 15, 2018 (the “2011 Consolidated Loan”). Under the 2011 Consolidated Loan, principal and interest is payable monthly based on a 20 year amortization at an annual rate of 5.0%. The 2011 Consolidated Loan was collateralized by a first mortgage covering our original corporate headquarters building and is secured by a first lien security interest in certain personal property relating to our original corporate headquarters building.

(2)	In December 2012, we entered into a loan agreement for the purchase of approximately 17.6 acres for future expansion at our headquarters. As of December 31, 2012, the loan agreement had an outstanding principal amount of $1.8 million from Kirkpatrick Bank, due April 21, 2013 (the “December 2012 Loan”). Under the December 2012 Loan, interest accrues monthly at the Wall Street Journal U.S. Prime Rate plus 0.5%, adjusted from time to time, but not more often than each day, on the 21st day of each month. As of December 31, 2012, this equated to a rate of 3.25%. Principal on the note was due in one payment on the maturity date, collateralized by a first mortgage covering our corporate headquarters and a first security interest in certain personal property relating to our corporate headquarters. The December 2012 Loan was paid in full during the year ended December 31, 2013 with an advance from the construction loan entered into on March 2013, which is described below.

(3)	In March 2013, we entered into a construction loan agreement for the construction of a second building at our corporate headquarters with Kirkpatrick Bank due May 1, 2015, which allowed for a maximum principal amount of $12.3 million (the “2013 Construction Loan”). The 2013 Construction Loan was secured by a first mortgage covering all of the second headquarters building and a first lien security interest in certain personal property relating to the second headquarters building. Under the 2013 Construction Loan, interest accrued monthly at the Wall Street Journal U.S. Prime Rate plus 0.5%, adjusted monthly, subject to a minimum interest rate of 4.0% per annum. Interest on the 2013 Construction Loan was payable monthly on the first day of each month. During the year ended December 31, 2013, a portion of the advancement was drawn to repay the December 2012 Loan. The 2013 Construction Loan, along with the 2011 Consolidated Loan, was converted into a term loan in July 2013 (the “2013 Term Loan”).

In November 2013, we entered into a loan agreement for the purchase of approximately 18.3 acres for future expansion at our headquarters with Kirkpatrick Bank, which allowed for a maximum principal amount of $3.0 million (“2013 Land Loan”). Under the 2013 Land Loan, interest accrues monthly at the Wall Street Journal U.S. Prime Rate plus 0.5%, adjusted monthly, subject to a minimum interest rate of 4% per annum.

In December 2013, we consolidated the 2013 Term Loan and the 2013 Land Loan (“2013 Consolidated Loan”) under a modification agreement that increased the combined maximum principal amount of the 2013 Consolidated Loan to $14.6 million. The 2013 Consolidated Loan was secured by a first mortgage covering all of the second headquarters building and a first lien security interest in certain personal property relating to the second headquarters building. Under the 2013 Consolidated Loan, interest accrued monthly at the Wall Street Journal U.S. Prime rate plus 0.5%, adjusted monthly, subject to a minimum interest rate of 4.0% per annum. As of December 31, 2013, the 2013 Consolidated Loan had an outstanding principal amount of $9.1 million and availability of $5.5 million from Kirkpatrick Bank.

The 2013 Consolidated Loan, December 2012 Loan, and 2011 Consolidated Loan were subject to certain financial covenants, as defined in the applicable agreement, including maintaining a debt coverage ratio of EBITDA to indebtedness (defined as current maturities of long-term debt, interest expense and distributions) of greater than 1.5 to 1.0. As of December 31, 2013 and 2012, we were not in compliance with the financial covenant related to the debt coverage ratio. We obtained a letter of waiver from the lender that excluded these items from the calculation as of December 31, 2013 and 2012, which remains in effect through April 30, 2015.

(4)	In connection with the 2014 Reorganization, we assumed the 2017 Note that was issued by WCAS Holdings payable to Welsh, Carson, Anderson & Stowe X, L.P., a related party (“WCAS X”). The 2017 Note was due on April 3, 2017 and interest was payable at a rate of 14% per annum, payable semiannually in arrears on June 30 and December 31 of each year. We may, at our option, choose to defer all or a portion of the accrued interest on the note that is due and payable on any payment date, provided that such amount of accrued interest shall be added to the principal amount of the note on such interest payment date (with the accrued but unpaid interest bearing interest at an annual rate of 14.0%). As of December 31, 2013 and 2012, we had elected to pay accrued interest in cash.

(5)	In April 2012, we entered into a 10% Senior Note due 2022 (the “2022 Note”) with WCAS Capital Partners IV, L.P., a related party (“WCAS CP IV”). The 2022 Note is due on April 3, 2022 and interest accrued at a rate of 10% per annum, payable semiannually in arrears on December 31st and June 30th of each year. We may, at our option, choose to defer all or a portion of the accrued interest on the note that is due and payable on any payment date, provided that such amount of accrued interest shall be multiplied by 1.3 and added to the principal amount of the note on such interest payment date (with the result that such interest shall have accrued at an effective rate of 13.0% instead of 10.0% through such payment date). As of December 31, 2013 and 2012, we had elected to pay accrued interest in cash.

Aggregate Future Maturities of Long-Term Debt

Aggregate future maturities of long-term debt for the next five years and thereafter (including current portion) as of December 31, 2013 are as follows (dollars in thousands):

Year Ending December 31,
2014	$9,545
2015	440
2016	461
2017	46,679
2018	10,158
Thereafter	14,682

$81,965